Annual Total Returns- PIMCO High Yield Portfolio (Administrative Class) [BarChart] - Administrative Class - PIMCO High Yield Portfolio - Administrative	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.34%	14.30%	5.73%	3.34%	(1.64%)	12.45%	6.61%	(2.65%)	14.72%	5.75%